Business Acquisitions and Disposal (Details) - Schedule of deconsolidation of HHE $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of deconsolidation of HHE [Abstract]
The fair value of the consideration received
Carrying value of non-controlling interest prior to the deconsolidation	1,926
Less: Net assets of HHE derecognized on deconsolidation	7,317
Loss from deconsolidation	(5,391)
Derecognition of contingent liabilities recognized during the acquisition	1,781
Net loss on deconsolidation	$ (3,610)